Consolidated Statements Of Comprehensive Income ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 14,876	¥ 102,277
Total revenues | ¥			¥ 84,809	¥ 70,549
Operating costs and expenses:
Cost of revenues	7,526	51,744	43,062	35,278
Selling, general and administrative	2,797	19,231	13,128	15,071
Research and development	2,294	15,772	12,928	10,151
Total operating costs and expenses	12,617	86,747	69,118	60,500
Operating profit	2,259	15,530	15,691	10,049
Other income:
Interest income	647	4,451	3,154	2,342
Interest expense	(274)	(1,883)	(1,615)	(1,158)
Foreign exchange income (loss), net	(18)	(122)	(482)	508
Loss from equity method investments	(11)	(79)	(63)	(1,026)
Others, net	1,371	9,428	4,598	3,794
Total other income, net	1,715	11,795	5,592	4,460
Income before income taxes	3,974	27,325	21,283	14,509
Income taxes	690	4,743	2,995	2,913
Net income	3,284	22,582	18,288	11,596
Less: net income (loss) attributable to noncontrolling interests	(726)	(4,991)	(13)	(36)
Net income attributable to Baidu, Inc.	4,010	27,573	18,301	11,632
Other comprehensive (loss) income:
Foreign currency translation adjustments	28	194	803	(593)
Unrealized (losses) gains on available-for-sale investments, net of reclassification	14	92	1,575	(57)
Other comprehensive (loss) income, net of tax	42	286	2,378	(650)
Comprehensive income	3,326	22,868	20,666	10,946
Less: comprehensive income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests	(580)	(3,985)	(348)	291
Comprehensive income attributable to Baidu, Inc.	$ 3,906	¥ 26,853	¥ 21,014	¥ 10,655
Common Class A and Class B
Earnings per shares:
Basic | (per share)	$ 114.37	¥ 786.36	¥ 527.51	¥ 319.47
Diluted | (per share)	$ 113.49	¥ 780.27	¥ 524.08	¥ 318.62
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	34,898,589	34,898,589	34,725,123	34,665,238
Diluted	35,171,043	35,171,043	34,952,391	34,757,086
Class A Ordinary Shares
Earnings per shares:
Basic | (per share)	$ 114.37	¥ 786.36	¥ 527.51	¥ 319.47
Diluted | (per share)	$ 113.49	¥ 780.27	¥ 524.08	¥ 318.62
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	27,697,335	27,697,335	27,464,760	27,263,984
Diluted	35,171,043	35,171,043	34,952,391	34,757,086
Class A Ordinary Shares | American Depositary Shares
Earnings per shares:
Basic | (per share)	$ 11.44	¥ 78.64	¥ 52.75	¥ 31.95
Diluted | (per share)	$ 11.35	¥ 78.03	¥ 52.41	¥ 31.86
Online Marketing Services
Revenues:
Total revenues	$ 11,914	¥ 81,912
Total revenues | ¥			¥ 73,146	¥ 64,525
Other Revenue
Revenues:
Total revenues	$ 2,962	¥ 20,365
Total revenues | ¥			¥ 11,663	¥ 6,024